ORGANIZATION - Business Combination (Details)			6 Months Ended
	Jun. 12, 2026 USD ($) $ / shares shares	Mar. 24, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Mar. 18, 2025 USD ($) $ / shares
ORGANIZATION
Ordinary shares, authorized value | $					$ 50,000
Ordinary shares, authorized	4,950,000,000		4,950,000,000	4,950,000,000
Ordinary shares, par value | $ / shares	$ 0.00001		$ 0.00001	$ 0.00001	$ 1
Series A preferred shares, shares authorized	50,000,000		50,000,000
Series A preferred shares, par value | $ / shares	$ 0.00001		$ 0.00001
Ordinary shares issued PIPE Financing	559,979,740
Ordinary shares outstanding PIPE Financing	559,979,740
Number of shares issued		780,000
Share issued price per share | $ / shares		$ 10
Aggregate gross proceeds | $		$ 7,800,000
Number of ordinary shares per unit issued		1	1
Number of preferred shares per unit issued		1	1
Ratio of conversion of preferred share into ordinary share		0.33	0.33
Series A preferred shares, shares issued	780,000		780,000
Series A preferred shares, shares outstanding	780,000		780,000
Ordinary shares, shares issued	560,759,740		560,759,740	556,800,001
Ordinary shares, shares outstanding	560,759,740		560,759,740	556,800,001
SL BIO LTD
ORGANIZATION
Ordinary shares, authorized value | $	$ 500,000
Ordinary shares, authorized	500,000,000
Ordinary shares, par value | $ / shares	$ 0.001
HSPT
ORGANIZATION
Number of shares per unit	1
Number of shares redeemed and cancelled	3,502,404
HSPT
ORGANIZATION
Number of shares per unit	1
Goodwill | $			$ 0
SL BIO LTD
ORGANIZATION
Aggregate number of shares issued	556,800,000